Leases (Tables)	12 Months Ended
Dec. 31, 2019
Leases [Abstract]
Schedule of rent expense and sublease income	Rent expense and sublease income as follows for the years ended December 31:

	2019	2018	2017

Rent expense	$1,246,143	$1,136,610	$1,074,437

Sublease income	$688,020	$662,358	$573,494

Schedule of balance sheet classification
At December 31, 2019, the Company recorded the following on the Condensed Consolidated Balance Sheet:

Right-of-Use Assets	Balance Sheet Classification	December 31, 2019
Operating lease right-of-use assets	Other noncurrent assets	$2,960,569
Total		$2,960,569

Lease Liabilities	Balance Sheet Classification	December 31, 2019
Current:
Operating lease liabilities	Other current liabilities	$920,431
Noncurrent:
Operating lease liabilities	Other noncurrent liabilities	2,076,472
Total		$2,996,903

Schedule of operating lease liability maturities	Future minimum lease payments under non-cancelable operating leases (with initial or remaining lease terms in excess of one year) are as follows:

As of December 31, 2019:
2020	$1,120,066
2021	1,144,889
2022	1,019,313
2023	92,478
After 2023	—
Total future minimum lease payments	3,376,746
Less Interest	(379,843)
Present value of lease liabilities	$2,996,903

Schedule of future minimum lease payments for operating leases
The Company's future minimum lease commitments, under Topic 840, predecessor to Topic 842, are as follows:

As of December 31, 2018:
2019	$959,902
2020	980,720
2021	1,001,603
2022	871,969
2023	44,508
After 2023	—
Total future minimum lease payments	$3,858,702